UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

NAME OF SERIES (AS APPLICABLE): Spirit of America Real Estate Income and Growth Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Realty Income Corp	O	756109104	5/13/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
Glimcher Realty Trust	GRT	379302102	5/9/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
General Growth Properties	GGP	370021107	5/14/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
General Growth Properties	GGP	370021107	5/14/2008	Declassification of Board	Shareholder	No	N/A	N/A
Associated Estates Realty	AEC	045604105	5/7/2008	Election of directors, approval of equity award plan, ratification of auditor	Issuer	No	N/A	N/A
Colonial Properties Trust	CLP	195872106	4/23/2008	Election of directors, approval of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
Mid-America Apartment	MAA	59522J103	5/20/2008	Election of directors, Declassification of Board, ratification of auditor	Issuer	No	N/A	N/A
FelCor Lodging Trust	FCH	31430F101	5/21/2008	Election of directors, amendment of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
First Industrial Realty Trust	FR	32054K103	5/20/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
Sovran Self Storage	SSS	84610H108	5/21/2008	Election of directors, amendment of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
Ashford Hospitality Trust	AHT	44103109	5/13/2008	Election of directors, amendment of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
Mack-Cali Realty Corp	CLI	554489104	4/3/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
Senior Housing Properties Trust	SNH	81721M109	5/15/2008	Election of directors	Issuer	No	N/A	N/A
Lexington Realty Trust	LXP	529043101	5/20/2008	Election of directors, ratification of auditor	Issuer	No	N/A	N/A
Pennsylvania Real Estate Investment Trust	PEI	709102107	5/29/2008	Election of directors, approval of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
SL Green	SLG	78440X101	6/25/2008	Election of directors, approval of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
Taubman Centers	TCO	876664103	5/29/2008	Election of directors, amendment of incentive plan, ratification of auditor	Issuer	No	N/A	N/A
Sunstone Hotel Investors	SHO	867892101	6/25/2008	Dutch Auction Tender Offer	Issuer	Yes	No Action	N/A

NAME OF SERIES (AS APPLICABLE): Spirit of America Large Cap Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Verizon Communications Inc	VZ	92343V104	5/1/2008	Election of Directors	Issuer	Yes	For	For
Foster Wheeler Ltd	FWLT	G36535139	5/6/2008	Election of Directors	Issuer	Yes	For	For
Amgen Inc	AMGN	031162100	3/10/2008	Election of Directors	Issuer	Yes	For	For
Pepsico Inc	PEP	713448108	5/7/2008	Election of Directors	Issuer	Yes	For	For
Nucor Corp	NUE	670346105	5/9/2008	Election of Directors	Issuer	Yes	For	For
Apache Corp	APA	037411105	5/8/2008	Election of Directors	Issuer	Yes	For	For
Annaly Capital Management Inc	NLY	035710409	4/21/2008	To amend charter to increase authorized shares	Issuer	Yes	For	For
Manitowoc Company Inc	MTW	563571108	5/6/2008	Election of Directors	Issuer	Yes	For	For
Transocean Inc	RIG	g90073100	5/16/2008	Election of Directors	Issuer	Yes	For	For
3M Co	MMM	88579y101	5/13/2008	Election of Directors	Issuer	Yes	For	For
Conocophilips	COP	20825C104	5/14/2008	Election of Directors	Issuer	Yes	For	For
Target Corp	TGT	87612E106	5/22/2008	Election of Directors	Issuer	Yes	For	For
Optionsexpress Holdings Inc	OXPS	684010101	5/22/2008	Election of Directors	Issuer	Yes	For	For
Consolidated Edison Inc	ED	209115104	5/19/2008	Election of Directors	Issuer	Yes	For	For
Host Hotels	HST	44107P104	5/14/2008	Election of Directors	Issuer	Yes	For	For

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2007 through June 30, 2008.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Prinicpal Executive Officer
(Principal Executive Officer)
Date August 21, 2008

*	Print the name and title of each signing officer under his or her signature.